Financial Instruments	12 Months Ended
Dec. 31, 2022
Financial Instruments
Financial Instruments

Note 23. Financial Instruments

(a)	Categories of financial instruments
(i)	Financial assets

	December 31,	December 31,
	2021	2022

	(in thousands)
Financial assets measured at fair value through profit or loss (including current and noncurrent)	$16,013	15,350
Financial assets measured at fair value through other comprehensive income	410	279
Measured at amortized cost:
Cash and cash equivalents	336,024	221,581
Financial assets at amortized cost	26,013	8,314
Accounts receivable and other receivables (including related parties)	423,357	268,418
Restricted deposit (including current and noncurrent)	154,136	369,332
Refundable deposits (including current and noncurrent)	231,415	237,475
Subtotal	1,170,945	1,105,120
Total	$1,187,368	1,120,749

(ii)	Financial liabilities

	December 31,	December 31,
	2021	2022

	(in thousands)
Measured at amortized cost:
Short-term secured borrowings	$151,400	369,300
Accounts payables and other payables (including related parties)	305,755	177,593
Long-term unsecured borrowings (including current portion)	52,500	46,500
Lease liabilities (including current and noncurrent)	15,860	11,675
Guarantee deposits	55,215	66,631
Total	$580,730	671,699

(b)	Liquidity risk

The following, except for payables (including related parties) that are repayable within a year, are the contractual maturities of financial liabilities, including estimated interest payments of unsecured borrowings, secured borrowings and lease liabilities.

	Contractual	Within 6	6‑12			Over 5
(in thousands)	cash flows	months	months	1‑2 years	2‑5 years	years
December 31, 2021
Non-derivative financial liabilities
Short-term secured borrowings	$151,601	111,582	40,019	—	—	—
Long-term unsecured borrowings (including current portion)	54,015	3,167	3,159	6,287	18,624	22,778
Lease liabilities	16,174	2,460	2,298	3,881	7,513	22
Guarantee deposits	55,215	1,165	—	5,840	48,210	—
	$277,005	118,374	45,476	16,008	74,347	22,800
December 31, 2022
Non-derivative financial liabilities
Short-term secured borrowings	$369,658	369,658	—	—	—	—
Long-term unsecured borrowings (including current portion)	56,434	4,290	4,159	8,059	22,186	17,740
Lease liabilities	11,915	2,188	2,166	4,868	2,693	—
Guarantee deposits	66,631	14,532	—	52,099	—	—
	$504,638	390,668	6,325	65,026	24,879	17,740

The Company does not expect the cash flows included in the maturity analysis to occur significantly earlier or at significantly different amounts.

(c)	Currency risk

i.     Exposure to foreign currency risk

The Company’s significant exposure to foreign currency risk was as follows:

(in thousands)	December 31, 2021			December 31, 2022
	Foreign	Exchange	Functional	Foreign	Exchange	Functional
	currency	rate	currency	currency	rate	currency

Financial assets
Monetary items
NTD	447,596	27.68	16,170	333,733	30.71	10,867
CNY	36,450	6.3941	5,701	37,346	6.9669	5,360
JPY	29,279	115.0936	254	1,110,308	132.1429	8,402
Financial liabilities
Monetary items
NTD	3,450,959	27.68	124,672	2,900,734	30.71	94,456
JPY	1,459,700	115.0936	12,683	1,080,956	132.1429	8,180

ii.    Sensitivity analysis

The Company’s exposure to foreign currency risk arises from the translation of the foreign currency exchange gains and losses on cash and cash equivalents, accounts receivable, other receivable, accounts payable, other payable and lease liabilities that are denominated in foreign currency.

Depreciation or appreciation of the USD by 10% against the New Taiwan Dollars (NTD), CNY and JPY at December 31, 2021 and 2022, while all other variables were remained constant, would have increased or (decreased) the net profit before tax of $11,523 thousand and $7,801 thousand, respectively.

iii.  Interest rate risk

The Company’s short-term secured borrowings and long-term unsecured borrowings carried floating interest rates and fixed interest rates. The Company’s exposure to changes in interest rates is mainly from floating-rate borrowings. Any change in interest rates will cause the effective interest rates of borrowings to change and thus cause the future cash flows to fluctuate over time.

The following sensitivity analysis is determined based on the exposure to interest rate risk. For floating-rate debts, the analysis assumes that the balances of outstanding debts at the end of the reporting period had been outstanding for the entire year.

For the Company’s floating-rate debts, assuming all other variables were remained constant, an increase or a decrease in the interest rate by 0.25% would have resulted in a decrease or an increase in the net profit before tax for the years ended December 31, 2021 and 2022 by $131 thousand and $116 thousand, respectively.

(d)	Fair value information

i.     Financial instruments not measured at fair value

The Company considers that the carrying amounts of financial assets and financial liabilities measured at amortized cost approximate their fair values.

ii.    Financial instruments measured at fair value

(1)   Fair value hierarchy

	December 31, 2021
	Carrying	Fair Value
(in thousands)	Amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value through profit or loss
Money market fund	$2,345	2,345	—	—	2,345
Equity securities-unlisted company	13,668	—	—	13,668	13,668
Subtotal	16,013	2,345	—	13,668	16,013
Financial assets measured at fair value through other comprehensive income
Equity securities-unlisted company	410	—	—	410	410
Total	$16,423	2,345	—	14,078	16,423

	December 31, 2022
	Carrying	Fair Value
(in thousands)	Amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value through profit or loss
Equity securities-unlisted company	$15,350	-	-	15,350	15,350
Subtotal	15,350	-	-	15,350	15,350
Financial assets measured at fair value through other comprehensive income
Equity securities-unlisted company	279	-	-	279	279
Total	$15,629	-	-	15,629	15,629

(2)   Valuation techniques and assumptions used in fair value measurement

The fair value of financial instruments traded in active markets is determined with reference to quoted market prices.

The fair value of financial instruments is based on the valuation techniques.  The fair value using valuation techniques refers to the current fair value of other financial instruments with similar conditions and characteristics, or using a discounted cash flow method, or other valuation techniques which include model calculating with observable market data at the reporting date.

The fair value of equity securities-unlisted company is determined by reference to market valuations for similar operating entities quoted in an active market based on the net assets value of investees. The significant unobservable input is primarily the liquidity discounts, 28% for 2022. The estimated fair value would increase (decrease) if the liquidity discount rate were lower (higher).

(3)  Transfer between levels of the fair value hierarchy

There were no transfers between levels for the years ended December 31, 2021 and 2022.

(4)  Movement in financial assets included in Level 3 of fair value hierarchy

		Financial assets
	Financial assets	at fair value
	at fair value	through other
	through profit or	comprehensive
(in thousands)	Loss	Income	Total
January 1, 2021	$13,966	742	14,708
Disposal-capital reduction of investment	—	(151)	(151)
Recognized in other comprehensive income	—	(181)	(181)
Recognized in profit or loss	(298)	—	(298)
December 31, 2021	$13,668	410	14,078

		Financial assets
	Financial assets	at fair value
	at fair value	through other
	through profit or	comprehensive
(in thousands)	loss	income	Total
January 1, 2022	$13,668	410	14,078
Addition	500	—	500
Disposal	—	(283)	(283)
Recognized in other comprehensive income	—	152	152
Recognized in profit or loss	1,182	—	1,182
December 31, 2022	$15,350	279	15,629